Loan Receivable - Schedule of Loans Receivable (Details) - USD ($)		Mar. 31, 2021	Dec. 31, 2020
Loan Receivable		$ 5,000,000
Zash Global Media and Entertainment Corporation [Member]
Loan Receivable	[1]	$ 5,000,000

[1]	On February 18, 2021, the Company loaned $5,000,000 to ZASH Global Media and Entertainment Corporation. The interest rate on the note is 3% per annum. The maturity date of the loan is August 17, 2023.